UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  July 30, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	August 1, 2003

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       56

Form 13F Information Table value total:       $73739



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       2855   51733SH       SOLE                 0       0  51733
Analog Devices, Inc.       COM              032654105       2333   66992SH       SOLE                 0       0  66992
Apollo Group, Inc.         COM              037604105       1045   16905SH       SOLE                 0       0  16905
Berkshire Hathaway B       CLASS B          084670207        316     130SH       SOLE                 0       0    130
BP Amoco                   COM              055622104        275    6548SH       SOLE                 0       0   6548
Bunge                      COM              G16962105        429   15005SH       SOLE                 0       0  15005
Capital One Financial CorpoCOM              14040H105        265    5387SH       SOLE                 0       0   5387
Cardinal Health Inc.       COM              14149Y108       1755   27289SH       SOLE                 0       0  27289
Career Education Corp      COM              141665109       1476   21615SH       SOLE                 0       0  21615
Charles Schwab & Co., Inc. COM              808513105        479   47449SH       SOLE                 0       0  47449
Cisco Systems, Inc.        COM              17275R102       1414   84241SH       SOLE                 0       0  84241
Coca-Cola Company          COM              191216100        503   10844SH       SOLE                 0       0  10844
Constellation Brands       COM              21036P108        365   11625SH       SOLE                 0       0  11625
Danaher Corporation        COM              235851102       1311   19260SH       SOLE                 0       0  19260
Dean Foods Co              COM              242370104       2159   68554SH       SOLE                 0       0  68554
Dell Inc.                  COM              247025109        952   29885SH       SOLE                 0       0  29885
Doral Fin'l Corp           COM              25811P100       2194   49145SH       SOLE                 0       0  49145
Entergy Corporation        COM              29364G103        212    4010SH       SOLE                 0       0   4010
Exxon Mobil Corporation    COM              30231G102       1944   54132SH       SOLE                 0       0  54132
Family Dollar Stores, Inc. COM              307000109       2862   75015SH       SOLE                 0       0  75015
Federal Nat'l Mortgage     COM              313586109       2217   32868SH       SOLE                 0       0  32868
First Data Corp.           COM              319963104       3371   81346SH       SOLE                 0       0  81346
First Virginia Banks, Inc. COM              337477103        526   12208SH       SOLE                 0       0  12208
General Electric Co.       COM              369604103       4295  149743SH       SOLE                 0       0 149743
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Int'l Business Machines    COM              459200101        208    2520SH       SOLE                 0       0   2520
Intel Corp.                COM              458140100       1802   86601SH       SOLE                 0       0  86601
Intuit Inc                 COM              461202103        587   13167SH       SOLE                 0       0  13167
iShares S&P Global Energy  COM              464287341        964   19235SH       SOLE                 0       0  19235
JDS Uniphase Corp.         COM              46612J101         55   15754SH       SOLE                 0       0  15754
Johnson & Johnson          COM              478160104       1550   29973SH       SOLE                 0       0  29973
Kinder Morgan Energy       COM              494550106       1909   48303SH       SOLE                 0       0  48303
Kraft Foods Inc.           COM              50075N104        947   29107SH       SOLE                 0       0  29107
Lowe's Companies, Inc.     COM              548661107       2497   58137SH       SOLE                 0       0  58137
Medtronic, Inc.            COM              585055106       1844   38438SH       SOLE                 0       0  38438
Merck & Co., Inc.          COM              589331107        478    7896SH       SOLE                 0       0   7896
Microsoft Corporation      COM              594918104       1447   56441SH       SOLE                 0       0  56441
Nortel Networks Corp.      COM              656568102         59   21871SH       SOLE                 0       0  21871
Patterson Dental Co        COM              703412106       1523   33555SH       SOLE                 0       0  33555
PepsiCo, Inc.              COM              713448108        310    6956SH       SOLE                 0       0   6956
Performance Food Grp Co    COM              713755106       1892   51143SH       SOLE                 0       0  51143
Pfizer, Inc.               COM              717081103        762   22301SH       SOLE                 0       0  22301
Praxair, Inc.              COM              74005P104        929   15455SH       SOLE                 0       0  15455
Procter & Gamble Company   COM              742718109        757    8490SH       SOLE                 0       0   8490
Renaissance Holdings, Inc. COM              G7496G103       1751   38465SH       SOLE                 0       0  38465
SPDR Trust                 COM              78462F103       1239   12690SH       SOLE                 0       0  12690
Staples, Inc.              COM              855030102       1594   86893SH       SOLE                 0       0  86893
Sun Microsystems, Inc.     COM              866810104         48   10330SH       SOLE                 0       0  10330
Symantec Corp              COM              871503108       1293   29455SH       SOLE                 0       0  29455
Sysco Corporation          COM              871829107        719   23920SH       SOLE                 0       0  23920
Teva Pharmaceutical ADR    COM              881624209       1943   34140SH       SOLE                 0       0  34140
UnitedHealth Group         COM              91324P102       1797   35764SH       SOLE                 0       0  35764
Washington Mutual Inc      COM              939322103       2491   60303SH       SOLE                 0       0  60303
Wellpoint Hlth Ntwks       COM              94973H108       1470   17435SH       SOLE                 0       0  17435
Wells Fargo & Co., Inc.    COM              949746101       2845   56446SH       SOLE                 0       0  56446
Wyeth                      COM              983024100        475   10420SH       SOLE                 0       0  10420